Trade Accounts Receivable - Summary of Movements of Bad Debt Expense in Credit Loss (Detail) - Trade Accounts Receivables [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade Accounts Receivable [Line Items]
Beginning balance	$ (51,022)	$ (48,675)	$ (31,528)
Bad debt expense	(160,537)	(22,125)	(25,289)
Reversal of bad debts	64,607	19,778	8,142
Ending balance	$ (146,953)	$ (51,022)	$ (48,675)